Spirit of America Energy Fund
Schedule of Investments
February 28, 2022 - (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 45.15%
Exploration & Production 2.61%
Black Stone Minerals LP 431,249 $ 5,187,925
Viper Energy Partners LP 5,000 147,050
5,334,975
Midstream - Oil & Gas 38.07%
BP Midstream Partners LP 141,496 2,353,078
Cheniere Energy Partners LP 218,369 11,789,742
Crestwood Equity Partners LP 8,000 246,160
DCP Midstream LP 76,500 2,530,620
Energy Transfer LP 646,870 6,559,262
Enterprise Products Partners LP 528,636 12,909,291
Holly Energy Partners LP 37,419 621,904
Magellan Midstream Partners LP 226,615 10,995,360
MPLX LP 477,397 15,649,073
Phillips 66 Partners LP 190,809 8,046,416
Plains All American Pipeline LP 243,500 2,573,795
Western Midstream Partners LP 131,100 3,413,844
77,688,545
Oilfield Services & Equipment 1.33%
USA Compression Partners LP 154,284 2,704,599
Power Generation 0.97%
Brookfield Renewable Partners LP 41,925 1,505,946
NextEra Energy Partners LP 6,150 479,762
1,985,708
Refining & Marketing 2.17%
Sunoco LP 102,474 4,421,753
Total Master Limited Partnerships — Partnership Shares
(Cost $71,934,291) 92,135,580
Shares Market Value
Common Stocks 55.26%
Biofuels 0.09%
Enviva , Inc. 2,700 188,190
Electric Transmission & Distribution 0.18%
Algonquin Power & Utilities Corp. 13,500 195,480
Eversource Energy 1,950 159,510
354,990
Exploration & Production 3.28%
CNX Resources Corp.
(a)
5,000 81,700
Devon Energy Corp. 1,500 89,325
Diamondback Energy, Inc. 1,700 234,770

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2022 - (Unaudited)
Shares Market Value
Marathon Oil Corp. 51,273 $ 1,156,719
Pioneer Natural Resources Co. 21,372 5,120,731
6,683,245
Gas Utilities 1.84%
UGI Corp. 97,922 3,764,122
Integrated Electric Utilities 2.75%
Dominion Energy, Inc. 54,942 4,369,536
Duke Energy Corp. 3,300 331,353
NextEra Energy, Inc. 4,900 383,523
PPL Corp. 20,250 529,943
5,614,355
Integrated Oils 8.32%
Chevron Corp. 90,880 13,086,719
Exxon Mobil Corp. 49,620 3,891,200
16,977,919
Midstream - Oil & Gas 28.35%
Antero Midstream Corp. 57,100 573,284
Cheniere Energy, Inc. 31,675 4,209,608
Enbridge, Inc. 223,377 9,645,419
Hess Midstream LP, Class A 228,837 7,313,631
Kinder Morgan, Inc. 396,494 6,898,996
ONEOK, Inc. 109,921 7,177,841
Targa Resources Corp. 22,650 1,480,631
TC Energy Corp. 118,428 6,360,768
Williams Cos, Inc. (The) 454,282 14,209,940
57,870,118
Oilfield Services & Equipment 0.64%
Baker Hughes Co. 43,500 1,278,030
Schlumberger Ltd. 1,000 39,240
1,317,270
Refining & Marketing 9.65%
Marathon Petroleum Corp. 99,171 7,722,446
Phillips 66 46,332 3,903,008
Valero Energy Corp. 96,819 8,085,355
19,710,809
Renewable Energy Equipment 0.16%
SolarEdge Technologies, Inc.
(a)
1,000 319,420
Total Common Stocks
(Cost $95,761,450) 112,800,438

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2022 - (Unaudited)
Shares Market Value
Money Market Funds 0.41%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%
(b)
829,327 $ 829,327
Total Money Market Funds
(Cost $829,327) 829,327
Total Investments — 100.82%
(Cost $168,525,068) 205,765,345
Liabilities in Excess of Other Assets  — (0.82)% (1,678,497)
NET ASSETS - 100.00% $ 204,086,848
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2022.